CONSOLIDATED BALANCE SHEETS $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 334,264,000	$ 51,229	¥ 74,307,000
Restricted cash, current portion	4,661,000	714	0
Accounts receivable (net of allowance of RMB7,147 and RMB6,473 (US$992) as of December 31, 2019 and 2020, respectively)	77,375,000	11,858	73,731,000
Prepayments and other current assets (net of reserve of RMB9,013 and RMB12,528 (US$1,920) and including amounts due from related parties amounting to RMB3,833 and RMB1,845 (US$283) as of December 31, 2019 and 2020, respectively)	213,043,000	32,650	94,868,000
Inventories	21,610,000	3,312	4,341,000
Net investment in direct financing leases, current portion	25,045,000	3,838	35,240,000
Total current assets	675,998,000	103,601	282,487,000
Non-current assets:
Restricted cash, non-current portion	107,470,000	16,471	0
Property, plant and equipment, net	2,559,191,000	392,213	1,898,861,000
Right of use assets, net	639,967,000	98,079	647,080,000
Net investment in direct financing leases, non-current portion	13,720,000	2,103	27,084,000
Goodwill	213,656,000	32,744	210,443,000
Intangible assets, net	522,821,000	80,126	532,489,000
Deposits for non-current assets (net of reserve of RMB93,260 and RMB8,500 (US$1,303) as of December 31, 2019 and 2020)	247,837,000	37,983	624,132,000
Long-term investments	313,020,000	47,972	64,948,000
Other non-current assets	7,138,000	1,094	9,921,000
Prepayment for long term investment	33,720,000	5,168	0
Total non-current assets	4,658,540,000	713,953	4,014,958,000
Total assets	5,334,538,000	817,554	4,297,445,000
Current liabilities:
Accounts payable	18,632,000	2,856	8,275,000
Accrued expenses and other liabilities	330,090,000	50,589	277,101,000
Income tax payable	858,000	132	752,000
Operating lease liabilities, current	13,661,000	2,094	12,884,000
Short-term bank and other borrowings (including loan from related party of Nil and RMB 3,191 as of December 31, 2019 and 2020, respectively)	24,481,000	3,752	285,500,000
Long-term bank and other borrowings, current portion (including loan from related party of RMB 10,120 and RMB 82,606 as of December 31, 2019 and 2020, respectively)	124,395,000	19,064	42,939,000
Total current liabilities	512,117,000	78,487	627,451,000
Non-current liabilities:
Long-term bank and other borrowings, non-current portion (including loan from related party of Nil and RMB 102,757 as of December 31, 2019 and 2020, respectively)	1,968,048,000	301,617	1,291,763,000
Deferred tax liabilities	153,339,000	23,500	165,438,000
Operating lease liabilities, non-current	223,478,000	34,250	218,817,000
Other long-term liabilities	76,726,000	11,758	104,738,000
Total non-current liabilities	2,421,591,000	371,125	1,780,756,000
Total liabilities	2,933,708,000	449,612	2,408,207,000
Commitments and contingencies
Contingently redeemable noncontrolling interest	2,913,675,000	446,540	1,909,606,000
Equity (deficit):
Treasury stock (12,111,537 and 12,101,847 shares as of December 31, 2019 and 2020, respectively)	(8,000)	(1)	(8,000)
Additional paid-in capital	1,840,026,000	281,996	1,759,941,000
Accumulated other comprehensive loss	(46,429,000)	(7,116)	(97,285,000)
Accumulated deficit	(2,456,649,000)	(376,498)	(1,785,517,000)
Total Concord Medical Services Holdings Limited shareholders' equity (deficit)	(662,955,000)	(101,603)	(122,764,000)
Noncontrolling interests	150,110,000	23,005	102,396,000
Total deficit	(512,845,000)	(78,598)	(20,368,000)
Total liabilities, mezzanine equity and deficit	5,334,538,000	817,554	4,297,445,000
Common Class A [Member]
Equity (deficit):
Ordinary shares	68,000	10	68,000
Common Class B [Member]
Equity (deficit):
Ordinary shares	¥ 37,000	$ 6	¥ 37,000